Income Tax Expense	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax Expense
14.	Income tax expense
In December 2021, as part of its ongoing Base Erosion and Profit Shifting (BEPS) 2.0 Pillar Two initiative, the Organization for Economic
Co-operation
and Development (OECD) published Global Anti-Base Erosion (GloBE) Model Rules for a new global minimum tax regime. Subsequently, the OCED published various Administrative Guidance that provides further clarity on the Model Rules. In general, the global minimum tax regime is designed to achieve a minimum effective tax rate of 15% in each jurisdiction in which a multinational group subject to the regime operates. Globally, jurisdictions are in various stages of enacting the Pillar Two global minimum tax into local law.
IAS 12
Income Taxes
provides mandatory temporary exception from recognizing and disclosing deferred tax assets and liabilities related to Pillar Two global minimum taxes. The Group has adopted and applied the temporary mandatory exception.
The Group operates in several jurisdictions, including: the Cayman Islands, the British Virgin Islands, Hong Kong, Indonesia, and the PRC. For the period from January 1, 2024 to July 29, 2024, the ultimate holding company of the Group was Lufax Holding Ltd, incorporated in the Cayman Islands. As mentioned in Note 2, as of July 30, 2024, the Company’s ultimate holding company became Ping An Group, which was incorporated in the PRC.
As a subsidiary of Ping An Group, the Group is responsible for its share of Pillar Two global minimum taxes of Ping An Group for jurisdictions in which the Group operates. As of December 31, 2025, the Group has performed an assessment of the potential impact of the Pillar Two legislation, and does not expect a material exposure to Pillar Two income taxes. The Group continues to follow and evaluate the potential impact of the Pillar Two legislation on future financial performance.

The following table sets forth the income tax expense of the Group for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Current income tax	1,414,224	2,725,341	1,374,559
Deferred income tax	(778,857)	(1,200,511)	(240,694)

	635,367	1,524,830	1,133,865

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expense presented in the consolidated financial statements to the income tax expense:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income tax expense	1,588,465	(2,078,685)	(577,746)
Income tax calculated at the PRC statutory tax rate of 25% (d)	397,116	(519,671)	(144,437)
Tax effect of:
Different income tax rates applicable to subsidiaries (a)(b)(c)	249,204	209,802	223,805
Expenses and losses not deductible for tax purposes (g)	196,361	200,893	232,350
Reversal of deferred tax assets recognized in prior years	87,926	261,749	184,647
Deductible temporary differences and tax losses for which no deferred tax asset was recognized (f)	71,351	328,476	89,172
Research and development tax credit	(58,109)	(15,594)	(10,273)
Income not subject to tax	(4,350)	(3,608)	(20,235)
Withholding taxes related to dividend distributions to foreign parent company (e)	—	1,050,000	633,000
Adjustments in respect of current income tax of previous years	(89,745)	30,043	4,613
Utilization of previously unrecognized deferred tax assets	(72,803)	(47,716)	(54,443)
Effect of tax rate changes on deferred income taxes	(117,913)	2,167	—
Others	(23,671)	28,289	(4,334)

Income tax expense	635,367	1,524,830	1,133,865

(a)	Cayman Islands and BVI income tax
The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.

(b)	Hong Kong profits tax
Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, according to the latest regulation, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

(c)	Indonesia income tax
The Indonesia income tax rate is 22%. No Indonesia income tax was provided for as there was no estimated assessable profit that was subject to Indonesia income tax for the years ended December 31, 2023, 2024 and 2025.

(d)	PRC corporate income tax
The income tax provision of the Group in respect of its operations in the PRC was generally calculated at the tax rate of 25% on the assessable profits for the years ended December 31, 2023, 2024 and 2025, based on the existing legislation, interpretations and practices in respect thereof.

(e)	PRC withholding tax
According to the Corporate Income Tax Law, distribution of profits earned by the PRC companies since January 1, 2008 to foreign investors is subject to withholding tax of 5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies. As of December 31, 2025, due to the ongoing funding needs of the Company and its overseas subsidiaries and the requirement to reduce the size of cross border lending of funds, the Company has to adjust its funding plans accordingly. As a result, domestic subsidiaries of the Group are expected to make significant dividend distributions of their historical retained earnings to overseas subsidiaries of the Company in order to satisfy the funding needs of the Company and its overseas subsidiaries. Consequently, the Group recognized a deferred tax liability in respect of the withholding tax on future dividends.

(f)
Due to the change in business strategy, deferred tax assets in relation to certain subsidiaries of the Group have not been recognized as it is not probable that future taxable profits of these subsidiaries will be available in order to utilize the tax benefits from the deductible temporary differences.

(g)
Expenses and losses not deductible for tax purposes mainly related to business entertainment expenses and advertising expenses exceeding certain thresholds, as well as share-based compensation expenses, which are not tax deductible according to the relevant tax regulations.